CAPITAL MANAGEMENT - Managed capital of the Trust (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of objectives, policies and processes for managing capital [abstract]
Unsecured debentures, net	$ 1,892,236	$ 1,893,186
Unsecured term loans, net	1,173,746	1,090,451
Derivative (assets) liabilities, net	(100,813)	(138,388)
Secured debt	0	51,373
Total debt	2,965,169	2,896,622
Stapled unitholders’ equity	5,276,951	5,475,375
Total managed capital	$ 8,242,120	$ 8,371,997